STOCKHOLDERS' EQUITY (Details Narrative) - $ / shares	12 Months Ended
	May 31, 2018	May 31, 2017
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Common stock, authorized	20,000,000	20,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock holders rights	one vote for each share.
Common stock, issued	2,252,743	1,437,500
Common stock, outstanding	2,252,743	1,437,500
Common stock subject to possible redemption	4,560,757	0
Preferred stock, authorized	1,000,000	1,000,000
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Common Stock Subject to Possible Redemption [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Common stock subject to possible redemption	4,560,757
Over-Allotment Option [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Number of shares forfeiture	137,500